Expense Example - AB CORE OPPORTUNITIES FUND, INC.	Feb. 26, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 533
Expense Example, with Redemption, 3 Years	765
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	1,729
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	289	[1]
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	2,190
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,782
Class K
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,461
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,001
Advisor Class
Expense Example:
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,072
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	$ 965

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.